Leases - Summary of Movements in Leased Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	€ 18,249
Depreciation charge for the year	6,892	€ 6,247	€ 6,325
Right of Use assets, Ending balance	15,736	18,249
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	46,509	41,230
Acquisition of Perugini S.r.l.		1,165
Additions	4,188	4,798
Disposals	(421)	(202)
Exchange rate differences	671	(482)
Right of Use assets, Ending balance	50,947	46,509	41,230
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	28,260	21,941
Acquisition of Perugini S.r.l.		430
Depreciation charge for the year	6,892	6,247
Disposals	(251)	(158)
Exchange rate differences	310	(200)
Right of Use assets, Ending balance	35,211	28,260	21,941
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	11,756
Right of Use assets, Ending balance	10,865	11,756
Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	23,020	20,518
Additions	2,456	3,112
Disposals	(231)	(139)
Exchange rate differences	720	(471)
Right of Use assets, Ending balance	25,965	23,020	20,518
Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	11,264	8,675
Depreciation charge for the year	3,611	2,873
Disposals	(100)	(98)
Exchange rate differences	325	(186)
Right of Use assets, Ending balance	15,100	11,264	8,675
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	2,597
Right of Use assets, Ending balance	1,170	2,597
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	9,888	8,815
Acquisition of Perugini S.r.l.		1,085
Additions	17
Exchange rate differences	21	(12)
Right of Use assets, Ending balance	9,926	9,888	8,815
Plant and Machinery | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	7,291	5,461
Acquisition of Perugini S.r.l.		356
Depreciation charge for the year	1,468	1,480
Reclassifications	(18)
Exchange rate differences	15	(6)
Right of Use assets, Ending balance	8,756	7,291	5,461
Industrial Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	24
Right of Use assets, Ending balance	0	24
Industrial Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	346	346
Right of Use assets, Ending balance	346	346	346
Industrial Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	322	274
Depreciation charge for the year	6	48
Reclassifications	18
Right of Use assets, Ending balance	346	322	274
Other Tangible Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	3,872
Right of Use assets, Ending balance	3,701	3,872
Other Tangible Assets | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	13,255	11,551
Acquisition of Perugini S.r.l.		80
Additions	1,715	1,686
Disposals	(190)	(63)
Exchange rate differences	(70)	1
Right of Use assets, Ending balance	14,710	13,255	11,551
Other Tangible Assets | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	9,383	7,531
Acquisition of Perugini S.r.l.		74
Depreciation charge for the year	1,807	1,846
Disposals	(151)	(60)
Exchange rate differences	(30)	(8)
Right of Use assets, Ending balance	€ 11,009	€ 9,383	€ 7,531